Net Loss Per Share Attributable to Common Shareholders - Weighted-Average Common Stock Equivalents were Excluded From Calculation of Diluted Net Loss Per Share Attributable to Common Shareholders (Detail) - shares
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities	17,530,664	107,703,785	78,833,870	107,365,973	107,597,400	101,230,264
Convertible Preferred Stock
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities		92,790,094	61,641,506	92,764,348	92,783,867	88,473,431
Option
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities	17,466,409	14,801,784	17,096,516	14,489,718
Option | 2009 Plan
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities					14,368,063	12,022,454
Option | 2008 Plan
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities					333,563	622,472
Unvested Restricted Stock Units
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities	7,380		2,487
Common Stock Warrants
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities	56,875	55,032	55,653	55,032	55,032	55,032
Convertible Preferred Stock Warrants
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities		56,875	37,708	56,875	56,875	56,875